Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Tax ownership percentage	50.00%
Tax provision	$ 0
Interest or penalties	0	$ 0
IOWA
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,500,000
ILLINOIS
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,900,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 11,500,000